Unaudited Condensed Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital CNY (¥) shares	Share capital USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated other comprehensive losses CNY (¥)	Accumulated other comprehensive losses USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2019	¥ 83		¥ 2,101,582		¥ (2,815)		¥ (88,738)		¥ 1,407,223		¥ 5,427		¥ 3,422,762
Balance, shares at Mar. 31, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									228,697		3,298		231,995
Other comprehensive income							23,153						23,153
Balance at Sep. 30, 2019	¥ 83		2,101,582		¥ (2,815)		(65,585)		1,635,920		8,725		3,677,910
Balance, shares at Sep. 30, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Balance at Jun. 30, 2019	¥ 83		2,101,582		¥ (2,815)		(78,385)		1,515,567		7,011		3,543,043
Balance, shares at Jun. 30, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									120,353		1,714		122,067
Other comprehensive income							12,800						12,800
Balance at Sep. 30, 2019	¥ 83		2,101,582		¥ (2,815)		(65,585)		1,635,920		8,725		3,677,910
Balance, shares at Sep. 30, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Balance at Mar. 31, 2020	¥ 83		2,101,582		¥ (2,815)		(94,663)		1,877,940		6,364		¥ 3,888,491
Balance, shares at Mar. 31, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Net income									263,943		3,804		¥ 267,747	$ 39,437
Other comprehensive income							(4,641)						(4,641)
Balance at Sep. 30, 2020	¥ 83	$ 12	2,101,582	$ 309,529	¥ (2,815)	$ (415)	(99,304)	$ (14,626)	2,141,883	$ 315,467	10,168	$ 1,498	¥ 4,151,597	$ 611,465
Balance, shares at Sep. 30, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Balance at Jun. 30, 2020	¥ 83		2,101,582		¥ (2,815)		(95,102)		2,010,449		8,280		¥ 4,022,477
Balance, shares at Jun. 30, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									131,434		1,888		133,322	$ 19,638
Other comprehensive income							(4,202)						(4,202)
Balance at Sep. 30, 2020	¥ 83	$ 12	¥ 2,101,582	$ 309,529	¥ (2,815)	$ (415)	¥ (99,304)	$ (14,626)	¥ 2,141,883	$ 315,467	¥ 10,168	$ 1,498	¥ 4,151,597	$ 611,465
Balance, shares at Sep. 30, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075